As filed with the Securities and Exchange Commission on December 2, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22861

PINE GROVE ALTERNATIVE FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600
Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – September 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

Pine Grove Alternative Fund

Semi-Annual Report

September 30, 2015 (Unaudited)

Pine Grove Alternative Fund
Statement of Assets and Liabilities
As of September 30, 2015

ASSETS

Total investments, at fair value (Cost $8,947,154)	$8,459,005
Cash	3,228
Expense reimbursement from Investment Adviser	14,382
Prepaid expenses	9,895
Total Assets	8,486,510

LIABILITIES

Repurchase of shares payable	382,573
Accrued Liabilities:
Custodian fees	3,000
Shareholder servicing fees	18,122
Fund services fees	52
Shareholder report expense	1,978
Other expenses	7,145
Total Liabilities	412,870

NET ASSETS	$8,073,640

COMPONENTS OF NET ASSETS
Paid-in capital	$8,617,461
Distributions in excess of net investment income	(54,704)
Accumulated net realized loss on investments	(968)
Net unrealized depreciation on investments	(488,149)
NET ASSETS	$8,073,640

SHARES OUTSTANDING (100,000 shares authorized, $0.001 par value)	8,391.27

NET ASSET VALUE PER SHARE	$962.15

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Fund
Schedule of Investments
As of September 30, 2015

				Fair Value as a % of
Portfolio Holding	Shares	Cost	Fair Value	Net Assets
Mutual Fund
Pine Grove Alternative Institutional Fund (“Master Fund”)	8,653	$8,897,150	$8,409,003	104.2%
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	5	50,004	50,002	0.6
Total Investments		$8,947,154	8,459,005	104.8%
Other Assets & Liabilities, Net			(385,365)	(4.8)
Net Assets			$8,073,640	100.0%

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Fund
Statement of Operations
Six Months Ended September 30, 2015

Expenses
Insurance expense	$12,011
Trustees’ fees and expenses	3,000
Custodian fees	3,000
Professional fees	12,166
Shareholder servicing fee	35,934
Fund services fees	311
Registration fees	5,912
Shareholder report expense	8,648
Interest expense	83
Miscellaneous expenses	1,153
Total expenses	82,218
Expenses reimbursed by Investment Adviser	(46,072)
Net expenses	36,146

NET INVESTMENT LOSS	(36,146)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss on investments	(3,344)
Net change in unrealized depreciation on investments	(310,177)
Net realized and unrealized loss from investments	(313,521)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(349,667)

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
OPERATIONS
Net investment loss	$(36,146)	$81,608
Net realized gain (loss) on investments	(3,344)	2,376
Net change in unrealized appreciation (depreciation) on investments	(310,177)	(183,869)
Increase (decrease) in net assets resulting from operations	(349,667)	(99,885)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-	(107,124)

CAPITAL SHARE TRANSACTIONS
Sale of shares	1,435,000	7,219,215
Reinvestment of distributions	-	99,239
Repurchase of shares	(678,719)	-
Increase in net assets resulting from capital share transactions	756,281	7,318,454
Increase in net assets	406,614	7,111,445

NET ASSETS
Beginning of period	7,667,026	555,581
End of period (including distributions in excess of net investment income of $54,704 and $18,558, respectively)	$8,073,640	$7,667,026

SHARE TRANSACTIONS
Beginning of period	7,656.06	540.64
Sale of shares	1,430.25	7,016.02
Reinvestment of distributions	-	99.40
Repurchase of shares	(695.04)	-
End of period	8,391.27	7,656.06

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Fund
Statement of Cash Flows
Six Months Ended September 30, 2015

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(349,667)
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investments	(1,440,100)
Proceeds from sale of investments	299,460
Net realized loss from sale of investments	3,344
Net change in unrealized appreciation on investments	310,177
Decrease in operating assets and liabilities:
Prepaid expenses	5,177
Expense reimbursement from Investment Adviser	25,592
Repurchase of shares payable	382,573
Shareholder report expense payable	495
Custodian fees payable	1,500
Shareholder servicing fees payable	3,063
Other expenses payable	236
Net Cash Used In Operating Activities	(758,150)

Cash Flows From Financing Activities
Sale of shares	1,435,000
Redemption of shares	(678,719)
Net Cash Provided By Financing Activities	756,281

Net Decrease in Cash	$(1,869)

Cash - Beginning of Period	5,097

Cash - End of Period	$3,228

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2015		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$1,001.43		$1,027.64		$1,000.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	(4.22)		16.10		(1.28)
Net realized and unrealized gain (loss)	(35.06)		(25.98)		28.92
Total from investment operations	(39.28)		(9.88)		27.64

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(16.33)		-

NET ASSET VALUE, End of Period	$962.15		$1,001.43		$1,027.64

TOTAL RETURN	(3.92	)%(c)	(0.96)%		2.76	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$8,074		$7,667		$556
Ratios to Average Net Assets:
Net investment income (loss) (e)	(1.94	)%(d)	1.58%		(0.50	)%(d)
Net expense (e)(f)	0.85	%(d)	0.83%		0.50	%(d)
Gross expense (e)(g)	1.94	%(d)	3.39%		66.52	%(d)
PORTFOLIO TURNOVER RATE	4	%(c)	0	%(h)	0	%(c)(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of the Master Fund in which the Feeder Fund invests.
(f)
The net expenses of the Master Fund, which are paid by the Master Fund, represents 1.52%, 1.50% and 1.50%, respectively, of average net assets for the Feeder Fund.  The net expense ratio for the Feeder Fund, including the applicable Master Fund expenses is 2.41%, 2.33% and 1.98%, respectively.

(g)	Reflects the expense ratio excluding expense reimbursements by the Investment Adviser.
(h)	The Feeder invested solely in the Master Fund, therefore this ratio reflects the turnover of the Master Fund.

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

Note 1. Organization

Pine Grove Alternative Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Feeder Fund is offering on a continuous basis up to 100,000 shares of beneficial interest at net asset value per share.  The Feeder Fund’s investment objective is to seek long-term capital appreciation.  The Feeder Fund pursues its investment objective through investing substantially all of its assets in Pine Grove Alternative Institutional Fund (the “Master Fund”).  As of September 30, 2015, the Feeder Fund represented 8.9% of the Master Fund’s net assets.  The Feeder Fund commenced operations on January 1, 2014.

The investment adviser of the Feeder Fund and the Master Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Feeder Fund and the Master Fund supervises the conduct of the Feeder Fund’s and Master Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Feeder Fund’s and Master Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Feeder Fund:

Investment in Master Fund – The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s shares held in the Master Fund valued at the net asset value per share.  Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements which are attached and are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant policies that affect the Feeder Fund.

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

Security Valuation – The Feeder Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth information about the level within the fair value hierarchy at which the Feeder Fund’s investments, other than the Master Fund, are measured at September 30, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$50,002	$-	$50,002

There were no transfers between Level 1, Level 2 and Level 3 for the six months ended September 30, 2015.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Feeder Fund will be reinvested in additional shares of the Feeder Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Feeder Fund, timing differences and differing characterizations of distributions made by the Feeder Fund.

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

Federal Taxes – The Feeder Fund’s tax year is October 31, 2014. The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Feeder Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Feeder Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Feeder did not incur any interest or penalties.

The Feeder Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Feeder Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2015, that would require recognition, de-recognition or disclosure.  The Feeder Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Feeder Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Feeder Fund is subject to income tax examinations by taxing authorities during the period since its inception.

Commitments and Contingencies – In the normal course of business, the Feeder Fund enters into contracts that provide general indemnifications by the Feeder Fund to the counterparty to the contract. The Feeder Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Feeder Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Risks

An investment in the Feeder Fund should be considered a speculative investment that entails a high degree of risk. It is possible that an investor may lose some or all of its investment and that the Feeder Fund may not achieve its investment objective. The Feeder Fund is classified as non-diversified and may invest a significant portion of its assets in the Master Fund and the Feeder Fund may be

9

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

susceptible to the economic and regulatory factors affecting the Master Fund and/or the fund industry.

The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Feeder Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Feeder Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Feeder Fund performs. Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.

Note 4. Management Fees and Other Expenses

Management Fees – The Feeder Fund does not incur a separate management fee, but is subject to the Master Fund’s management fee.  The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Shareholder Servicing Fees – The Feeder Fund pays Atlantic (as defined below) and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority (“FINRA”) and enters into a shareholder servicing agreement with Atlantic (collectively, “Service Agents”), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agent who are invested in the Feeder Fund through the Service Agent.  The shareholder servicing fees expense for the six months ended September 30, 2015 was $35,934.

Expenses – The Investment Adviser has agreed to reimburse the Feeder Fund’s and the Master Fund’s other expenses (other than shareholder servicing fees, extraordinary expenses and investment related expenses such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund and the Feeder Fund) to the extent necessary in order to cap the Feeder Fund’s other expenses at 0.60%. For the six months ended September 30, 2015, expenses reimbursed were $46,072.

For a period of five years subsequent to the Feeder Fund’s commencement of operations, the Investment Adviser may recover from the Feeder Fund expenses reimbursed during the prior three years if the Feeder Fund’s other expenses, including the recovered expenses, fall below the expense

10

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

cap. As of September 30, 2015, the following amounts are subject to recapture by the Investment Adviser:

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$41,747	March 31, 2017	$-
March 31, 2015	132,157	March 31, 2018	-
March 31, 2016	46,072	March 31, 2019	-

Distribution – Foreside Fund Services, LLC serves as the Feeder Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Custodian – J.P. Morgan Chase Bank, N.A. (the “Custodian”) serves as the Feeder Fund’s independent custodian of its investments in the Master Fund.  The Feeder Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Feeder Fund’s management monitors the financial condition of such brokers and does not anticipate any losses from the custodian.

Administrator – The Feeder Fund does not incur an administrative fee, but the Feeder Fund, as an investor in the Master Fund, will bear its proportionate share of the Master Fund’s administrative fee.  Atlantic provides fund accounting, fund administration, and transfer agency services (collectively, “Fund Services Fees”) to the Master Fund and the Feeder Fund.

Trustees and Officers – The Feeder Fund pays each independent trustee an annual retainer fee of $2,000 for services to the Feeder Fund.  Each independent trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an independent trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Feeder Fund is compensated by the Feeder Fund.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investments during the six months ended September 30, 2015, were $1,440,101 and $299,460, respectively.

11

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

Note 6.  Offering of Fund Shares; Repurchase Offers

Feeder Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Feeder Fund's current prospectus as of the first business day of each calendar month; however, Feeder Fund shares may be offered more or less frequently as determined by the Board in its sole discretion. Feeder Fund shares are sold at the current net asset value per share. Generally, the minimum initial investment in the Feeder Fund is $25,000 and the minimum additional investment is $10,000.  The Feeder Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Feeder Fund may repurchase Feeder Fund shares from shareholders from time to time as determined by the Board in its sole discretion.

Note 7. Federal Income Tax

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital and other losses	$(11,660)
Unrealized depreciation	(42,165)
Total	$(53,825)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

For tax purposes, the prior deferred late year ordinary loss was $11,660 (realized during the period January 1, 2014 through October 31, 2014). This loss was recognized for tax purposes on the first business day of the Feeder Fund’s current tax year, November 1, 2014.

12

Pine Grove Alternative Fund
Notes to Financial Statements
September 30, 2015

As of September 30, 2015, the cost of investments is substantially the same as for federal income tax purposes. The related net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	(488,149)
Net Unrealized Depreciation	$(488,149)

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Feeder Fund has had no such events.

13

Pine Grove Alternative Fund
Additional Information
September 30, 2015

Proxy Voting Information

A description of the policies and procedures that the Feeder Fund uses to determine how to vote proxies relating to securities held in the Feeder Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Feeder Fund’s proxy voting record for the most recent period ended June 30, 2014 is available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Feeder Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

14

Pine Grove Alternative Institutional Fund

Semi-Annual Report

September 30, 2015 (Unaudited)

Pine Grove Alternative Institutional Fund
Statement of Assets and Liabilities
As of September 30, 2015

ASSETS

Total investments, at fair value (Cost $96,271,776)	$95,077,035
Cash	8,747,793
Receivable from investments sold	6,096,111
Interest and dividends receivable	12,919
Prepaid expenses	20,488
Total Assets	109,954,346

LIABILITIES

Repurchase of shares payable	15,278,792
Accrued Liabilities:
Management fees	264,485
Fund services fees	10,479
Other expenses	68,808
Total Liabilities	15,622,564

NET ASSETS	$94,331,782

COMPONENTS OF NET ASSETS
Paid-in capital	$98,533,436
Distributions in excess of net investment income	(3,507,732)
Accumulated net realized gain on investments	500,819
Net unrealized depreciation on investments	(1,194,741)
NET ASSETS	$94,331,782

SHARES OUTSTANDING (200,000 shares authorized, $0.001 par value)	97,066.76

NET ASSET VALUE PER SHARE	$971.82

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of September 30, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Basso Investors, Ltd.	2,949	$5,690,704	$5,802,229	6.2%	Quarterly	60
Whitebox Relative Value Fund, Ltd.	3,880	4,820,996	5,202,331	5.5	Quarterly	60
		10,511,700	11,004,560	11.7
Credit Long/Short
Anchorage Capital Partners Offshore, Ltd.	4,863	5,036,302	5,394,734	5.7	Annually	90
Aristeia International, Ltd.	3,565	3,883,144	3,603,557	3.8	Quarterly	60
Fir Tree Capital Opportunity Fund II, Ltd.	333	4,310,271	4,024,571	4.3	Quarterly/ Annually	60
King Street Capital, Ltd.	20,669	3,239,694	3,281,525	3.5	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	1,033	1,104,521	875,567	0.9	Quarterly	90
Reef Road Fund, Ltd.	690	690,000	668,043	0.7	Quarterly	90
Southpaw Credit Opportunity Fund (FTE), Ltd.	25,645	3,098,075	3,008,274	3.2	Quarterly	60
Whitebox Credit Fund, Ltd.	2,973	3,518,499	3,590,540	3.8	Quarterly	60
Wingspan Overseas Fund, Ltd.	2,850	2,850,000	2,404,058	2.6	Quarterly	90
		27,730,506	26,850,869	28.5

Distressed
Candlewood Puerto Rico SP	725	725,000	674,964	0.7	Quarterly	180
Serengeti Segregated Portfolio Company, Ltd.	345	350,424	372,273	0.4	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	4	4,239	10,411	-	Other*
Silver Point Capital Offshore Fund, Ltd.	432	4,327,463	4,242,984	4.5	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	4,564	4,614,247	4,796,523	5.1	Semi-Annually	90
		10,021,373	10,097,155	10.7

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of September 30, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Equity Long/Short

Gotham Targeted Neutral, Ltd.	1,750	$1,750,000	$1,591,732	1.7%	Monthly	30
Sensato Asian Pacific Offshore Fund, Ltd.	2,925	2,925,000	2,910,563	3.1	Monthly	60
		4,675,000	4,502,295	4.8

Event Driven
Ionic Event Driven Fund, Ltd.	4,800	4,800,000	4,045,092	4.3	Quarterly	45
Jet Capital Concentrated Offshore Fund, Ltd.	4,700	4,700,000	4,308,925	4.6	Monthly	30
Pentwater Equity Opportunities Fund, Ltd.	2,950	2,950,000	2,413,401	2.6	Monthly	90
PSAM Merger Fund, Ltd.	419	400,000	402,194	0.4	Monthly	30
PSAM Worldarb Fund, Ltd.	15,218	5,150,000	4,868,052	5.1	Monthly	45
		18,000,000	16,037,664	17.0

Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	333	4,157,778	4,607,055	4.9	Quarterly	90
Halcyon Offshore Asset-Backed Value Fund Ltd.	2,855	4,668,777	4,883,511	5.2	Quarterly	90
Libremax Offshore Fund, Ltd.	4,076	5,332,757	5,656,261	6.0	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	3,443	3,948,150	4,025,062	4.2	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	2,793	4,242,584	4,424,796	4.7	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	74,088	73,022	73,932	0.1	Other*
		22,423,068	23,670,617	25.1

Other
Harbringer Class L Holdings (Cayman), Ltd.	1	2,942	3,883	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	72	27,178	29,980	-	Other*
		30,120	33,863	-

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of September 30, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Total Private Investment Funds		$93,391,767	$92,197,023	97.8%

Mutual Fund
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	284	2,880,009	2,880,012	3.0

Total Investments		$96,271,776	$95,077,035	100.8%
Other Assets & Liabilities, Net			(745,253)	(0.8)
Net Assets			$94,331,782	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Convertible Arbitrage	11.7%
Credit Long/Short	28.5
Distressed	10.7
Equity Long/Short	4.8
Event Driven	17.0
Structured Products	25.1
Other	0.0
Mutual Fund	3.0
Other Assets and Liabilities, Net	(0.8)
Total	100.0%

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund
Statement of Operations
Six Months Ended September 30, 2015

Investment Income
Dividends	$18,162
Interest income	154
Total investment income	18,316

Expenses
Management fees	458,992
Expenses recouped by Investment Adviser reimbursement	55,919
Fund services fees	61,428
Trustees’ fees and expenses	27,068
Professional fees	77,246
Custodian fees	27,156
Registration fees	12,068
Interest expense (Note 7)	15,663
Miscellaneous expenses	37,411
Total expenses	772,951

NET INVESTMENT LOSS	(754,635)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized gain on investments	89,199
Net change in unrealized depreciation on investments	(3,149,915)
Net realized and unrealized loss from investments	(3,060,716)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,815,351)

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
OPERATIONS
Net investment loss	$(754,635)	$(1,183,286)
Net realized gain on investments	89,199	477,033
Net change in unrealized appreciation (depreciation) on investments	(3,149,915)	346,039
Increase (decrease) in net assets resulting from operations	(3,815,351)	(360,214)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-	(1,619,262)
Realized gains	-	(30,732)
Decrease in net assets resulting from distributions to shareholders	-	(1,649,994)

CAPITAL SHARE TRANSACTIONS
Sale of shares	16,629,048	38,674,005
Reinvestment of distributions	-	1,516,661
Repurchase of shares	(12,298,994)	(2,627,895)
Increase in net assets resulting from capital share transactions	4,330,054	37,562,771
Increase in net assets	514,703	35,552,563

NET ASSETS
Beginning of period	93,817,079	58,264,516
End of period (including distributions in excess of net investment income of $3,507,732 and $2,753,097, respectively)	$94,331,782	$93,817,079

SHARE TRANSACTIONS
Beginning of period	93,120.31	56,665.80
Sale of shares	16,570.53	37,481.90
Reinvestment of distributions	-	1,512.92
Repurchase of shares	(12,624.08)	(2,540.31)
End of period	97,066.76	93,120.31

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund
Statement of Cash Flows
Six Months Ended September 30, 2015

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(3,815,351)
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investments	(47,220,776)
Proceeds from sale of investments	34,681,340
Net realized gain from sale of investments	(89,199)
Net change in unrealized appreciation on investments	3,149,915
Decrease in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	4,350,000
Receivable from investments sold	(2,300,697)
Interest and dividends receivable	2
Prepaid expenses	1,338
Repurchase of shares payable	14,937,959
Management fees payable	125,940
Fund services fees payable	986
Trustees’ fees and expenses payable	(29)
Interest expense (Note 7)	(6,993)
Other expenses payable	(4,145)
Net Cash Provided By Operating Activities	3,810,290

Cash Flows From Financing Activities
Sale of shares	16,629,048
Repurchase of shares	(12,298,994)
Outstanding line of credit (Note 7)	(850,000)
Net Cash Provided By Financing Activities	3,480,054

Net Increase in Cash	7,290,344

Cash - Beginning of Period	1,457,449

Cash - End of Period	$8,747,793

See Accompanying Notes to Financial Statements. 7

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2015		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$1,007.48		$1,028.21		$1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(7.37)		(15.34)		(3.82)
Net realized and unrealized gain (loss)	(28.29)		14.17		32.03
Total from investment operations	(35.66)		(1.17)		28.21

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(19.20)		-
Realized gains	-		(0.36)		-
Total distributions to shareholders	-		(19.56)		-

NET ASSET VALUE, End of Period	$971.82		$1,007.48		$1,028.21

TOTAL RETURN	(3.54	)%(c)	(0.11	) %	2.82	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$94,332		$93,817		$58,265
Ratios to Average Net Assets:
Net investment loss (e)	(1.48	)%(d)	(1.50	) %	(1.50	)%(d)
Net expense (e)	1.52	%(d)(f)	1.50%		1.50	%(d)
Gross expense (e)(g)	1.52	%(d)(f)	1.78%		2.36	%(d)
PORTFOLIO TURNOVER RATE	36	%(c)	39%		3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of other Private Investment Funds in which the Master Fund invests.
(f)	Includes interest expense of 0.04% (Note 7).
(g)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 8

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund.  As of September 30, 2015, the Feeder Fund represented 8.9% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”).

The investment adviser of the Master Fund and the Feeder Fund is FRM Investment Management (USA) LLC (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Master Fund:

Security Valuation – The valuation of the Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”).  The value of the Master Fund’s net assets is determined as of the close of the Master Fund’s business at the end of each month. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Master Fund values its investments in private investment funds (commonly referred to as hedge funds) (“Private Investment Funds”) at fair value, which ordinarily will be the value provided to the Master Fund by the Private

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

Investment Funds’ administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. Because most Private Investment Funds’ administrators or investment managers will provide the Master Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Master Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Master Fund values its portfolio.

The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund’s investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments.”  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).  Transfers of investments in Private Investment Funds between different levels of the fair value hierarchy are recorded based on the fair value of such investments as of the end of the reporting period.

Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund’s reporting date.  The fair value of the Master Fund’s investments in Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Master Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Master Fund’s investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

other suitable sources.  As of September 30, 2015, no investments were internally fair valued by the Valuation Committee.

For investments other than Private Investment Funds, the Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2015, the Financial Accounting Standard’s Board (“FASB”) accepted FASB update 2015-07 “Fair Value Measurement (Topic 820) – Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” This new guidance no longer requires investments for which NAV is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. Although FASB update 2015-07 (“the amendment”) is scheduled to go into effect in December 2015, early adoption is permitted for fiscal periods ending prior to that date.  The Master Fund has elected to adopt the amendment early, and the impact of the adoption of the new standards is limited to the notes to financial statements.

The following table sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments, other than Private investment Funds, are measured at September 30, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$2,880,012	$-	$2,880,012

There were no transfers between Level 1, Level 2 and Level 3 for the six months ended September 30, 2015.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

Strategy	Fair Value1	Liquidation and Underlying Fund Side Pocket Investment2 (A)	Redemptions in Restriction Period3 (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage (a)	$11,004,560	$-	$-	N/A	$-
Credit Long/Short (b)	26,850,869	-	6,399,907	12	6,399,907
Distressed (c)	10,097,155	10,411	2,877,556	11	2,887,967
Equity Long/Short(d)	4,502,295	-	-	N/A	-
Event Driven (e)	16,037,664	-	4,308,925	12	4,308,925
Structured Products (f)	23,670,617	73,932	3,316,998	12	3,390,930
Other (g)	33,863	33,863	-	N/A	33,863
Total	$92,197,023	$118,206	$16,903,386		$17,021,592

1	No unfunded commitments as of September 30, 2015.
2
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

3
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Credit Long/Short: Credit Long/Short managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

(c)
Distressed: Distressed managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(d)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(e)
Event Driven: Event Driven managers seek potential opportunity in corporate actions, such as leveraged buyouts, mergers and takeovers. Generally, during such events, the stock of an acquisition target appreciates, while the acquiring company’s stock decreases in value. This strategy generates returns by purchasing the company being acquired and, in some instances, short-selling the stock of the acquiring company.

(f)
Structured Products: Structured Products managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(g)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

The net realized gain or losses from investments in Private Investment Funds are recorded when the Master Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Master Fund will be reinvested in additional shares of the Master Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Master Fund, timing differences and differing characterizations of distributions made by the Master Fund.

Federal Taxes – The Master Fund’s tax year is October 31, 2015. The Master Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Master Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Master Fund did not incur any interest or penalties.

The Master Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Master Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2015 that would require recognition, de-recognition or disclosure.  The Master Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Master Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Master Fund is subject to income tax examinations by taxing authorities during the period since its inception.

Commitments and Contingencies – In the normal course of business, the Master Fund enters into contracts that provide general indemnifications by the Master Fund to the counterparty to the contract. The Master Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Risks

An investment in the Master Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Master Fund may not achieve its investment objective. The Master Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Master Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.

The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Master Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Master Fund may also implement leverage and invest directly in derivatives which will directly expose the Master Fund to the risks associated with the employment of leverage and investments in derivatives.

The Master Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Master Fund and adversely affect its investment return. The Master Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Master Fund from making an offer to repurchase shares. Master Fund shareholders do not have the right to require the Master Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Master Fund’s Board of Trustees, in its sole discretion.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Master Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Master Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.

Note 4. Management Fees and Other Expenses

Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Expenses – The Investment Adviser has agreed to waive and/or reimburse the Master Fund’s other expenses (excluding extraordinary expenses and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s other expenses at 0.60%. For the six months ended September 30, 2015, there were no expenses reimbursed.

For a period of five years subsequent to the Master Fund’s commencement of operations, the Investment Adviser may recover from the Master Fund expenses reimbursed during the prior three years if the Master Fund’s other expenses, including the recovered expenses, fall below the expense cap.

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$117,099	March 31, 2017	$55,919
March 31, 2015	224,255	March 31, 2018	-

Distribution – Foreside Fund Services, LLC serves as the Master Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

Custodian – J.P. Morgan Chase Bank, N.A. serves as the Master Fund’s independent custodian of its investments in underlying private investment companies. The Master Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Master Fund’s management monitors the financial condition of such custodians and does not anticipate any losses from the custodian.

Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Master Fund.

Trustees and Officers – The Master Fund pays each independent trustee an annual retainer fee of $18,000 for service to the Master Fund.  Each independent trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Master Fund is compensated by the Master Fund.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the six months ended September 30, 2015, were $47,220,776 and $34,681,340 respectively.

Note 6.  Offering of Fund Shares; Repurchase Offers

Master Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Master Fund's current prospectus as of the first business day of each calendar month; however, Master Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Master Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Master Fund is $25,000 and the minimum additional investment is $10,000.  The Master Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Master Fund may repurchase Master Fund shares from shareholders from time to time as determined by the Board in its sole discretion.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

Note 7. Line of Credit

The Master Fund has a committed $4 million secured line of credit agreement with J.P. Morgan Chase Bank, N.A. The Master Fund may temporarily borrow from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Master Fund in connection with (i) subscriptions and redemptions by investors of the Master Fund; (ii) subscriptions and redemptions by the Master Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Master Fund. Interest is charged to the Master Fund based on its borrowings at an amount above the LIBOR rate. The line of credit is secured by the Master Fund’s cash and investment securities. The Master Fund is required to pay a facility fee at a rate of 0.70% per annum on the unused portion of the line of credit. At September 30, 2015, the Master Fund did not have a balance outstanding pursuant to this line of credit. The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended September 30, 2015, were $280,466 and 2.00%, respectively.

Note 8. Federal Income Tax

As of October 31, 2014, the components of distributable earnings were as follows:

Undistributed ordinary income	$763,275
Unrealized appreciation	677,279
Total	$1,440,554

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2015

As of September 30, 2015, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. The related net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$2,949,165
Gross Unrealized Depreciation	(4,143,906)
Net Unrealized Depreciation	$(1,194,741)

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Master Fund has had no such events.

Pine Grove Alternative Institutional Fund
Additional Information
September 30, 2015

Proxy Voting Information

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to securities held in the Master Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Master Fund’s proxy voting record for the most recent period ended June 30, 2015 will be available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-SAR1-0915

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2015 to April 30, 2015		-		N/A	-		-
May 1, 2015 to May 31, 2015		-		N/A	-		-
June 1, 2015 to June 30, 2015	February 20, 2015	299.904	$887,715	$995.43	299.902	May 31, 2015	-
July 1, 2015 to July 31, 2015		-		N/A	-		-
August 1, 2015 to August 31, 2015		-		N/A	-		-
September 1, 2015 to September 30, 2015	May 22, 2015	395.141	$845,383	$962.15	395.141	August 31, 2015	-
Total		695.045		N/A	695.043		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Pine Grove Alternative Fund

By /s/ Matthew Stadtmauer
      Matthew Stadtmauer, Chief Executive Officer

Date 12/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Matthew Stadtmauer
      Matthew Stadtmauer, Chief Executive Officer

Date 12/1/15

By /s/ Linzie Steinbach
      Linzie Steinbach, Chief Financial Officer

Date 12/1/15